RELATED PARTIES - TRANSACTIONS AND BALANCES (Schedule of Transactions with Related Parties) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Key management compensation:
Labor cost and related expenses	$ 1,537	$ 1,180	$ 1,048
Share-based compensation	1,146	868	4,694
Directors fee and services	415	429	577
Others	23	30	109
Key management compensation	$ 3,121	$ 2,507	$ 6,428